Taxes on Income - Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets And Liabilities [Line Items]
Provision for vacation pay	$ 553	$ 680
Accrued severance pay	3,513	3,216
Carryforward tax losses	66,120	53,116
Research and development costs	5,415	4,197
Taxes on undistributed income of Israeli subsidiary	(2,236)	(3,517)
Intangible assets	(5,777)	(21,500)
Other	3,267	3,696
Total - Gross	70,855	39,888
Less - valuation allowance*	51,595	26,068	21,744
Total - Net	$ 19,260	$ 13,820